Share option plans (Tables)	12 Months Ended
Dec. 31, 2011
Share option plans [Abstract]
Share option transactions related to the Seadrill Scheme
The following summarizes share option transactions related to the Seadrill Scheme in 2011, 2010 and 2009:

	2011		2010		2009
	Options	Weighted average exercise price US$	Options	Weighted average exercise price US$	Options	Weighted average exercise price US$

Outstanding at beginning of year	5,512,400	20.30	6,199,833	13.87	5,978,100	18.11
Granted	1,786,771	34.68	1,910,000	29.94	1,026,000	14.45
Exercised	(1,638,165)	16.33	(2,329,000)	11.88	(607,600)	14.84
Forfeited	(240,568)	21.98	(268,433)	14.99	(196,667)	19.42
Outstanding at end of year	5,420,438	26.16	5,512,400	20.30	6,199,833	13.87
Exercisable at end of year	1,598,412	19.82	1,645,333	16.03	2,682,811	12.20